CASH RESOURCE TRUST
SHAREHOLDER INFORMATION

TRUSTEES

Daniel J. Ludeman, TRUSTEE & CHAIRMAN
    Chairman and Chief Executive Officer
    Mentor Investment Group, LLC

Arnold H. Dreyfuss, TRUSTEE
    former Chairman and
    Chief Executive Officer
    Hamilton Beach/Proctor-Silex, Inc.

Thomas F. Keller, TRUSTEE
    former Dean, Fuqua School of Business
    Duke University

Louis W. Moelchert, Jr., TRUSTEE
    Vice President for Business & Finance
    University of Richmond

Stanley F. Pauley, Jr., TRUSTEE
    Chairman and Chief Executive Officer
    Carpenter Company

Troy A. Peery, Jr., TRUSTEE
    President
    Heilig-Meyers Company

Peter J. Quinn, Jr., TRUSTEE
    Managing Director
    Mentor Investment Group, LLC

OFFICERS

Paul F. Costello, PRESIDENT
    Managing Director
    Mentor Investment Group, LLC

Terry L. Perkins, TREASURER
    Senior Vice President
    Mentor Investment Group, LLC

John M. Ivan, SECRETARY
    Managing Director/Assistant General Counsel
    Wheat First Butcher Singer, Inc.

Michael A. Wade, ASSISTANT TREASURER
    Vice President
    Mentor Investment Group, LLC

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus, which contains facts concerning the objective, policies, management fees, and expenses of the Trust and further information.

                              CASH RESOURCE TRUST
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 382-0016


                             CASH RESOURCE TRUST

                            ----------------------
                                ANNUAL REPORT
                            ----------------------

                                July 31, 1997

                                     [LOGO]

CASH RESOURCE TRUST
ANNUAL REPORT
JULY 31, 1997
--------------------------------------------------------------------------------

MESSAGE FROM THE CHAIRMAN AND PRESIDENT

It is our privilege to send you the Cash Resource Trust Annual Report for the period ended July 31, 1997.* The Cash Resource Trust ("CRT") is part of a diversified family of funds offered by Mentor Investment Group, LLC,** an investment advisory firm with more than $11 billion under management. Mentor provides investment management in seven different styles to a broad spectrum of investors.

As you know, the CRT money market funds ("the Funds") are invested to seek as high a rate of current income -- or, in the case of the Cash Resource tax-exempt money market funds, as high a rate of current income exempt from federal income tax and/or state income tax -- as the investment advisor believes to be consistent with preservation of capital and maintenance of liquidity.

The Funds are managed according to a conservative policy that places strong emphasis on credit research. We carefully review each investment and do not sacrifice quality to attain a higher yield. While the managers seek to invest the Funds in accordance with this process, there is no guarantee that it will result in investment success. An investment in the Funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will maintain a stable net asset value of $1.00 per share.

In the pages that follow you will find financial statements for the five CRT Funds, in addition to commentary from members of the management team regarding their investment strategy and outlook.

Thank you for your continuing investment in the Funds.

Sincerely,

/s/ Daniel J. Ludeman                          /s/ Paul F. Costello
---------------------                          --------------------
Daniel J. Ludeman                              Paul F. Costello
CHAIRMAN                                       PRESIDENT

*FOR MORE INFORMATION AND PROSPECTUSES FOR THE CASH RESOURCE TRUST, PLEASE CALL US, (800)382-0016, OR CONTACT YOUR CONSULTANT. A PROSPECTUS CONTAINS COMPLETE INFORMATION ABOUT FEES, SALES CHARGES, AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

**MENTOR INVESTMENT ADVISORS, LLC/DBA MENTOR INVESTMENT GROUP, LLC

CASH RESOURCE TRUST ANNUAL REPORT
MANAGERS' OVERVIEW
JULY 31, 1997
--------------------------------------------------------------------------------

The five portfolios of the Cash Resource Trust (CRT), managed by Mentor Investment Group, are invested in accordance with conservative standards which place primary emphasis on liquidity and safety of principal.

 * The CRT Money Market Fund is a diversified portfolio of fixed-income securities, including commercial paper, bank obligations, and other short-term investments.

 * The CRT U.S. Government Money Market Fund is invested entirely in securities backed by the U.S. Government or its agencies, and related repurchase agreements.

 * The CRT Tax-Exempt Money Market Fund is structured to generate income exempt from federal income tax.

 * The CRT California Tax-Exempt Money Market Fund is structured to generate income exempt from both federal and California State income tax.

 * The CRT New York Tax-Exempt Money Market Fund is structured to generate income exempt from both federal and New York State income tax.

For well over a year now, we have walked what could be described as almost the perfect economic tightrope -- steady growth, low inflation and neutral Fed policy. The only exception came in the first quarter of this year when a spurt in activity sent GDP up a strong 4.9%, prompting the Fed to make a "pre-emptive strike" against inflation by raising rates 0.25%. It was widely anticipated that inflation would soon appear and that additional moves would be forthcoming. That, however, has been the Fed's only move in the past 18 months.

As April progressed into May and then June, data became more benign. The GDP slowed to the 3.6% area and inflation, as measured by the CPI and PPI, remained almost nonexistent.+ This raised the possibility that the strong first quarter may have resulted from the mild winter experienced by most of the country, and that this strength was simply borrowed from the second quarter, resulting in off-setting weakness. The mild numbers prompted the Fed, rather than to raise rates further, to vote "no change" at both its May and July meetings. Bond markets rallied and the yield curve became very flat, as is almost always the case when there is little prospect of Fed action in the near future. The spread between three-month and one-year bills dropped to 0.20%, the smallest we have seen in quite a long time.

But it now appears that we may be poised to go full cycle. Beginning in late July, data began to appear which

CASH RESOURCE TRUST ANNUAL REPORT
MANAGERS' OVERVIEW (CONTINUED)
JULY 31, 1997
--------------------------------------------------------------------------------

suggest another pickup in growth, perhaps to a more normal rate after the above-trend first quarter and neutral second quarter. Retail sales, consumer confidence, payroll gains and personal income were among the indicators that were coming in above expectations.

The result was that the market closed the period on a weak note. This weakness would have been greater except for the fact that inflation indications remain good. It is our feeling, however, that if this emerging pattern of faster growth is confirmed by additional data, speculation of an eventual Fed increase will gradually creep back into the market and we will see further weakness. But no matter the course of the market, we pledge continued emphasis on safety and liquidity through high credit standards and conservative investment policies.++

/s/ R. Preston Nuttall
----------------------
R. Preston Nuttall
DIRECTOR OF CASH MANAGEMENT

/s/ Hubert R. White
-------------------
Hubert R. White
PORTFOLIO MANAGER


/s/ Kathryn T. Allen
--------------------
Kathryn T. Allen
PORTFOLIO MANAGER

+ THE GROSS DOMESTIC PRODUCT (GDP) IS A MEASURE OF THE MARKET VALUE OF GOODS AND SERVICES PRODUCED BY LABOR AND PROPERTY IN THE U.S. THE CONSUMER PRICE INDEX
(CPI) IS CALCULATED BY THE BUREAU OF LABOR STATISTICS BY ESTABLISHING THE PRICE OF A FIXED BASKET OF GOODS AND SERVICES, WHICH ARE SELECTED BECAUSE OF THEIR DIRECT IMPACT ON AVERAGE CITIZENS. INCREASES IN THE COSTS OF SUCH ITEMS INDICATE A RISE IN THE INFLATION RATE. THE PRODUCER PRICE INDEX IS A MEASURE OF CHANGE IN WHOLESALE PRICES (FORMERLY CALLED THE WHOLESALE PRICE INDEX), AS RELEASED MONTHLY BY THE U.S. BUREAU OF LABOR STATISTICS.

++ WHILE THE MANAGERS SEEK TO INVEST THE FUNDS IN ACCORDANCE WITH THESE HIGH STANDARDS, THERE IS NO GUARANTEE OF INVESTMENT SUCCESS. AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                                   THE MENTOR
                               MISSION STATEMENT
               Our mission is to provide professional investment
               management services through a firm that is second to none in the quality of its investment process, the skill and training of its professionals, and the commitment, shared by all its associates, to deliver the highest level of service and ethical behavior to clients.

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1997
(IN THOUSANDS)

                                                                         PERCENT OF       PRINCIPAL       VALUE
                                                                         NET ASSETS        AMOUNT        (NOTE 2)
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                                0.08%
  Capital Equipment Receiving Trust, 5.60%, 10/15/97                                      $   2,477     $    2,477
------------------------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES                                                                                2,477
------------------------------------------------------------------------------------------------------------------

BANK NOTES                                                            12.07%
  Bank of America, 5.52%, 8/01/97                                                            50,000         50,000
  Bank of America, 5.97%, 3/20/98                                                            30,000         29,993
  Bank of America, 6.30%, 4/29/98                                                            20,000         19,996
  Greenwood Trust Company, 5.69%, 8/26/97                                                    50,000         50,000
  Harris Trust, 5.55%, 8/07/97                                                              100,000        100,000
  Mellon Bank, 5.60%, 10/06/97                                                               30,000         30,000
  Nations Bank, 5.66%, 9/03/97                                                               50,000         50,000
  Nations Bank, 5.63%, 9/19/97                                                               25,000         25,000
------------------------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                                           354,989
------------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT                                                7.65%
  Bank of Montreal, 5.52%, 8/18/97                                                           50,000         50,000
  Mellon Bank, 5.86%, 11/10/97                                                               50,000         50,000
  Regions Bank, 5.50%, 8/04/97                                                               25,000         25,000
  Societe Generale, Inc., 5.92%, 9/17/97                                                     80,000         80,031
  Societe Generale, Inc., 6.00%, 3/23/98                                                     20,000         19,997
------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                                              225,028
------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER                                                      60.94%

ASSET-BACKED SECURITIES                                                          3.39%
  Greenwich Funding Corporation, 5.55%, 8/15/97(a)                                          100,000         99,784
------------------------------------------------------------------------------------------------------------------

AUTO RENT & LEASE                                                                0.73%
  Vehicle Services of America Ltd., 5.62%, 8/05/97                                           21,500         21,487
------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS                                                                24.61%
  ABN-Amro North America Finance, Inc.,
     5.52%, 11/10/97                                                                         50,000         49,226

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1997
(IN THOUSANDS)

                                                                         PERCENT OF       PRINCIPAL       VALUE
                                                                         NET ASSETS        AMOUNT        (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)

  COMMERCIAL BANKS (CONTINUED)
  ABN-Amro North America Finance, Inc.,
     5.50%, 12/08/97                                                                      $  30,000     $   29,409
  Abbey National, North America, 5.28%, 8/21/97                                              50,000         49,853
  Abbey National, North America, 5.52%, 10/08/97                                             50,000         49,479
  Banc One, 5.50%, 8/08/97                                                                   50,000         49,947
  Bank of Montreal, 5.50%, 8/27/97                                                           50,000         49,802
  Bank of New York, 5.50%, 9/02/97                                                           50,000         49,756
  Bankers Trust Company, 5.57%, 1/09/98-1/16/98                                             100,495         97,942
  Credit Suisse, 5.50%, 11/20/97                                                             15,000         14,746
  CS First Boston, 5.54%, 10/09/97                                                           50,000         49,469
  CS First Boston, 5.68%, 10/16/97                                                           35,000         34,580
  First Union Bank, 5.58%, 8/20/97                                                           50,000         49,853
  Kredietbank N.A. Finance Corporation, 5.57%, 8/04/97                                       80,000         79,963
  Mellon Financial Company, 5.59%, 8/04/97                                                   20,000         19,991
  JP Morgan, 5.50%, 8/18/97                                                                  50,000         49,870
------------------------------------------------------------------------------------------------------------------
Total Commercial Banks                                                                                     723,886
------------------------------------------------------------------------------------------------------------------

COMPUTER AND OFFICE EQUIPMENT                                                    2.37%
  IBM Credit Corporation, 5.48%, 8/22/97                                                     50,000         49,840
  IBM Credit Corporation, 5.68%, 7/06/98                                                     20,000         19,984
------------------------------------------------------------------------------------------------------------------
Total Computer and Office Equipment                                                                         69,824
------------------------------------------------------------------------------------------------------------------

ELECTRIC SERVICES                                                                0.62%
  Rincon Securities, Inc., 5.50%, 8/25/97                                                     8,100          8,070
  Rincon Securities, Inc., 5.52%, 10/27/97                                                   10,250         10,113
------------------------------------------------------------------------------------------------------------------
Total Electric Services                                                                                     18,183
------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES                                                               6.10%
  American Express, 5.54%, 8/04/97                                                           50,000         49,977
  American Express, 5.50%, 8/08/97                                                           50,000         49,946
  Glencore Finance Ltd., 5.45%, 8/29/97                                                      30,000         29,873

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1997
(IN THOUSANDS)

                                                                         PERCENT OF       PRINCIPAL       VALUE
                                                                         NET ASSETS        AMOUNT        (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)

  FINANCIAL SERVICES (CONTINUED)
  Glencore Finance Ltd., 5.51%, 9/19/97                                                   $  50,000     $   49,625
------------------------------------------------------------------------------------------------------------------
Total Financial Services                                                                                   179,421
------------------------------------------------------------------------------------------------------------------

HEALTH CARE                                                                      1.24%
  Carolina Medi-Plan, Inc., 5.61%, 6/01/22 (b)                                               30,000         30,000
  Tax Adjustable DMD Health Care, 5.70%, 11/15/13 (b)                                         6,550          6,550
------------------------------------------------------------------------------------------------------------------
Total Health Care                                                                                           36,550
------------------------------------------------------------------------------------------------------------------

MOTOR VEHICLES AND CAR BODIES                                                    1.68%
  Ford Motor Credit, 5.57%, 10/06/97                                                         50,000         49,489
------------------------------------------------------------------------------------------------------------------

RENTAL & LEASING                                                                 3.38%
  General Electric Capital Corporation, 5.49%, 8/18/97                                       50,000         49,870
  General Electric Capital Corporation, 5.38%, 9/25/97                                       50,000         49,589
------------------------------------------------------------------------------------------------------------------
Total Rental & Leasing                                                                                      99,459
------------------------------------------------------------------------------------------------------------------

SECURITY BROKERS & DEALERS                                                      16.82%
  Bear Stearns Companies, Inc., 5.70%, 11/12/97                                             100,000         98,369
  Goldman Sachs Group, 5.57%, 9/12/97                                                        25,000         24,838
  Goldman Sachs Group, 5.62%, 9/12/97                                                        75,000         74,508
  International Nederlanden, 5.51%, 8/11/97-11/12/97                                         77,900         77,383
  International Nederlanden, 5.58%, 8/19/97                                                  22,100         22,038
  Merrill Lynch & Company, Inc., 5.57%,
     9/30/97-4/14/98                                                                        100,000         97,556
  Smith Barney, 5.55%, 8/01/97-8/18/97                                                      100,000         99,869
------------------------------------------------------------------------------------------------------------------
Total Security Brokers & Dealers                                                                           494,561
------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                                                                   1,792,644
------------------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1997
(IN THOUSANDS)

                                                                         PERCENT OF       PRINCIPAL       VALUE
                                                                         NET ASSETS        AMOUNT        (NOTE 2)
------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS                                                  0.47%
  Evans Street Properties, 5.57%, 1/01/08 (b)                                             $   3,700     $    3,700
  Walker & Associates, 5.57%, 7/01/11 (b)                                                    10,000         10,000
------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS                                                                                 13,700
------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES                                               4.25%
  Federal Home Loan Bank,
     5.45%, 12/10/97 (b)                                                                    100,000         99,986
  Student Loan Marketing Association,
     5.43%-5.46%, 11/24/97-2/22/99 (b)                                                       25,000         24,999
------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                             124,985
------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS                                                 14.21%
  Goldman, Sachs & Company
     Dated 7/31/97, 5.82%, due 8/01/97, collateralized by various
     U.S. Government Agency Securities with total original face value of $489,310, 8/01/98-7/01/27,
     5.50%-9.75%; market value $324,350                                                     317,990        317,990
  Lehman Brothers, Inc.
     Dated 7/31/97, 5.81%, due 8/01/97, collateralized by
     $45,809 Federal Home Loan Mortgage Corporation,
     6.50%-7.50%, 11/01/25-6/01/27; $55,324
     Federal National Mortgage Association
     7.50%-9.00%, 1/01/08-6/01/27;
     market value $102,773                                                                  100,000        100,000
------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                                                417,990
------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $2,931,813) (C)                               99.67%                             2,931,813
------------------------------------------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES                                          0.33%                                 9,792
------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                           100.00%                            $2,941,605
------------------------------------------------------------------------------------------------------------------

SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1997
(IN THOUSANDS)

                                                                       PERCENT OF      PRINCIPAL       VALUE
                                                                       NET ASSETS       AMOUNT        (NOTE 2)
---------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES                                              53.93%
  Federal Home Loan Bank
     5.25%-5.46%, 8/21/97-5/28/98                                                      $ 178,550     $  177,445
     5.45%-5.46%, 12/10/97-5/28/97 (b)                                                   200,000        199,841
  Federal Home Loan Mortgage Corporation
     5.43%-5.50%, 8/04/97-9/26/97                                                        472,109        469,527
  Federal National Mortgage Association
     5.30%-5.71%, 9/08/97-5/22/98                                                        392,285        390,256
     5.54%-5.62%, 1/15/98-5/21/98 (b)                                                    165,000        164,947
  Student Loan Marketing Association
     5.23%-5.47%, 10/14/97-2/08/99 (b)                                                   172,000        171,992
---------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                        1,574,008
---------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS                                                 46.18%
  Dean Witter
     Dated 7/31/97, 5.82%, due 8/01/97,
     collateralized by various Government
     National Mortgage Association Securities with total original face value of $228,439, 5.00%-10.50%,
     1/01/00-7/20/27; market value $145,212                                              140,000        140,000

  First Boston
     Dated 7/31/97, 5.81%, due 8/01/97,
     collateralized by $102,065 Federal Home Loan
     Mortgage Corporation, 7.00%, 7/01/27; market
     value $102,002                                                                      100,000        100,000

  First Boston (d)
     Dated 7/21/97, 5.51%, due 8/21/97,
     collateralized by $257,171 Federal Home Loan
     Mortgage Corporation, 7.00%, 11/01/26;
     market value $255,001                                                               250,000        250,000

CASH RESOURCE TRUST
U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1997
(IN THOUSANDS)

                                                                       PERCENT OF      PRINCIPAL       VALUE
                                                                       NET ASSETS       AMOUNT        (NOTE 2)
---------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (CONTINUED)

  First Union Corporation
     Dated 7/31/97, 5.82%, due 8/01/97,
     collateralized by $3,816 U.S. Treasury Note, 6.13%,
     3/31/98; $39,547 Federal Home Loan Mortgage
     Corporation, 6.50%-7.00%, 12/1/09-1/01/27;
     $59,740 Federal National Mortgage Association,
     5.50%-7.00%, 1/1/00-12/01/09;
     market value $102,082                                                             $ 100,000     $  100,000

  Goldman, Sachs & Company
     Dated 7/31/97, 5.82%, due 8/01/97, collateralized by various
     U.S. Government Agency Securities with total original face value $1,583,855, 9/29/99-6/01/27, 5.50%-16.25%; market value
     $487,616                                                                            478,054        478,054

  Lehman Brothers, Inc.
     Dated 7/31/97, 5.81%, due 8/01/97,
     collateralized by $18,776 Federal Home
     Loan Mortgage Corporation, 7.50%,
     7/01/27; $121,227 Federal National
     Mortgage Association, 7.00%-9.50%,
     5/01/12-7/01/27; market value $143,615                                              140,000        140,000

  Merrill Lynch & Company, Inc.
     Dated 7/31/97, 5.82%, due 8/01/97,
     collateralized by $144,016 Government
     National Mortgage Association, 7.00%,
     11/15/26; market value $142,800                                                     140,000        140,000
---------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                                           1,348,054
---------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $2,922,062) (c)                                     100.11%                   2,922,062
---------------------------------------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES                                                (0.11%)                     (3,351)
---------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                  100.00%                  $2,918,711
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1997
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (b)                                         55.03%
ALABAMA                                                                 2.74%
  Montgomery Baptist Medical Center (VHA
     Alabama, Inc.) Series B, 3.60%, 12/01/30                                     $ 5,400      $  5,400
  University of Alabama Board of Trustees
     Hospital Revenue, 3.65%, 10/01/07                                              3,600         3,600
  University of Alabama Board of Trustees Hospital
     Revenue Series 1993B, 3.70%, 10/01/13                                         11,400        11,400
-------------------------------------------------------------------------------------------------------
                                                                                                 20,400
-------------------------------------------------------------------------------------------------------
ARIZONA                                                                 3.46%
  Apache County IDA Tucson Electric Power
     Company Project Series A, 3.65%, 6/15/20                                      10,000        10,000
  Arizona Health Facility Authority Pooled
     Loan Program, 3.65%, 10/01/15                                                  5,000         5,000
  Pima Arizona IDA (Tucson Retirement Center),
     3.60%, 1/01/09                                                                 8,300         8,300
  Pinal County Arizona IDA (Newmont),
     3.70%, 12/01/09                                                                2,400         2,400
-------------------------------------------------------------------------------------------------------
                                                                                                 25,700
-------------------------------------------------------------------------------------------------------
CALIFORNIA                                                              0.13%
  Chula Vista IDRB San Diego Gas &
     Electric, 3.60%, 12/01/21                                                      1,000         1,000
-------------------------------------------------------------------------------------------------------
COLORADO                                                                0.75%
  Denver City and County MFHB Seasons
     Apartments Project, 3.70%, 10/01/06                                            5,600         5,600
-------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA                                                    1.07%
  District of Columbia Health Facility (Army
     Distaff Foundation), 3.70%, 2/01/21                                            7,965         7,965
-------------------------------------------------------------------------------------------------------
GEORGIA                                                                 1.09%
  Burke County PCRB (Oglethorpe Power
     Corporation) Series A, 3.60%, 1/01/19                                          5,000         5,000
  Burke County PCRB (Oglethorpe Power
     Corporation) Series A, 3.60%, 1/01/16                                          3,100         3,100
-------------------------------------------------------------------------------------------------------
                                                                                                  8,100
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1997
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (b) (CONTINUED)

IOWA                                                                    0.67%
  Iowa Student Loan Revenue Bond Series B,
     3.70%, 12/01/13                                                              $ 5,000      $  5,000
-------------------------------------------------------------------------------------------------------

IDAHO                                                                   0.85%
  Nez Perce County PCRB, (Potlatch)
     Series 1984, 3.60%, 12/01/14                                                   6,300         6,300
-------------------------------------------------------------------------------------------------------

ILLINOIS                                                                4.30%
  Chicago (O'Hare International Airport)
     Series 1988B, 3.70%, 1/01/18                                                   7,700         7,700
  Chicago (O'Hare International Airport)
     Series 1994B, 3.75%, 1/01/18                                                   2,000         2,000
  Illinois DFA (Grayhill, Inc. Project)
     IDRB, 3.80%, 2/01/05                                                           2,800         2,800
  Illinois DFA (Flinn Scientific Project), 3.80%, 10/01/15                          4,760         4,760
  Illinois Student Assistance Loan Revenue Bond Series A,
     3.75%, 3/01/06                                                                14,700        14,700
-------------------------------------------------------------------------------------------------------
                                                                                                 31,960
-------------------------------------------------------------------------------------------------------

INDIANA                                                                 2.53%
  Fort Wayne Hospital Authority (Parkview Memorial Hospital)
     Series B, 3.65%, 1/01/16                                                       3,600         3,600
  Fort Wayne Hospital Authority (Parkview Memorial Hospital)
     Series D, 3.65%, 1/01/16                                                       5,150         5,150
  Indiana Health Facility Finance Authority
     (Deaconess Hospital), 3.65%, 1/01/22                                          10,100        10,100
-------------------------------------------------------------------------------------------------------
                                                                                                 18,850
-------------------------------------------------------------------------------------------------------

KENTUCKY                                                                0.33%
  Kentucky Higher Education Student Loan
     Series 1996 A, 3.70%, 6/01/26                                                  2,500         2,500
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1997
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (b) (CONTINUED)

LOUISIANA                                                               4.68%
  Louisiana PFA Hospital Revenue (Willis- Knighton
     Medical Project), 3.60%, 9/01/23                                             $13,400      $ 13,400
  New Orleans Aviation Revenue Refund
     Series A, 3.55%, 8/05/15                                                       9,900         9,900
  St. James Parish PCRB (Occidental Petroleum),
     3.65%, 10/01/18                                                               11,500        11,500
-------------------------------------------------------------------------------------------------------
                                                                                                 34,800
-------------------------------------------------------------------------------------------------------

MASSACHUSETTS                                                           0.62%
  Massachusetts State Independent Financial Agency
     (Whitehead Institutional Biomedical Research),
       3.55%, 7/01/26                                                               4,600         4,600
-------------------------------------------------------------------------------------------------------

MARYLAND                                                                1.74%
  Anne Arundel County (Oakland Hills Project),
     3.70%, 5/15/15                                                                 2,052         2,052
  Howard County Revenue Bond (Harmony Hall, Inc. Project),
     3.70%, 10/01/10                                                                2,868         2,868
  Maryland State Health & Higher Education,
     Pooled Loan Program Series B, 3.60%, 4/01/35                                   8,000         8,000
-------------------------------------------------------------------------------------------------------
                                                                                                 12,920
-------------------------------------------------------------------------------------------------------

NORTH CAROLINA                                                          2.56%
  Durham Water & Sewer Utility System
     Revenue, 3.60%, 12/01/15                                                       4,800         4,800
  Lincoln County Industrial Facility PCRB (Barre-
     National, Inc.) Series 1994, 3.85%, 8/01/09                                    5,500         5,500
  North Carolina Education Facilities (Duke
     University Program) Series A, 3.55%, 12/01/17                                  3,000         3,000
  North Carolina Education Facilities (Bowman
     Grey School Medical), 3.65%, 9/01/20                                           4,200         4,200
  North Carolina Medical Care, (Duke University
     Hospital) Series A, 3.55%, 6/01/23                                             1,500         1,500
-------------------------------------------------------------------------------------------------------
                                                                                                 19,000
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1997
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (b) (CONTINUED)

NEW HAMPSHIRE                                                           1.71%
  New Hampshire Health and Higher Education
     (VHA New England) Series B, D, & G,
       3.65%, 12/01/25                                                            $12,725      $ 12,725
-------------------------------------------------------------------------------------------------------
NEW MEXICO                                                              0.28%
  Albuquerque Gross Receipts Lodgers Tax
     Series A, 3.65%, 7/01/22                                                       2,050         2,050
-------------------------------------------------------------------------------------------------------
NEW YORK                                                                0.67%
  New York City Health & Hospital, Health
     System Bonds Series 1997 A, 3.50%, 2/15/26                                     5,000         5,000
-------------------------------------------------------------------------------------------------------
OHIO                                                                    0.81%
  Ohio State Air Quality Authority (IMG Funding
     Limited Partnership) Series A, 3.65%, 4/01/28                                  6,000         6,000
-------------------------------------------------------------------------------------------------------
PENNSYLVANIA                                                            1.33%
  Sayre Health Care Facility (VHA Capital
     Finance Project) Series I, 3.60%, 12/01/20                                     9,900         9,900
-------------------------------------------------------------------------------------------------------
SOUTH CAROLINA                                                          2.82%
  Piedmont Municipal Power Agency Electric Revenue Series C,
     3.60%, 1/01/22                                                                 4,000         4,000
  South Carolina Jobs (Presbyterian Home of South Carolina
     Foothills) Series 1996, 3.65%, 12/01/21                                        9,250         9,250
  South Carolina Jobs EDA Hospital Revenue (Tuomay Regional
     Medical Center) Series B,   3.65%, 11/01/25                                    7,700         7,700
-------------------------------------------------------------------------------------------------------
                                                                                                 20,950
-------------------------------------------------------------------------------------------------------
TENNESSEE                                                               1.70%
  Metropolitan Government of Nashville and Davidson County
     Health
       and Education Facility, (D. Lipscomb
       University), 3.70%, 5/01/20                                                  4,615         4,615
  State of Tennessee GO BANS Series 1997A,
     3.60%, 7/02/11                                                                 8,000         8,000
-------------------------------------------------------------------------------------------------------
                                                                                                 12,615
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1997
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (b) (CONTINUED)

TEXAS                                                                   9.33%
  Brazos River Harbor Navigation District (Dow Chemical
     Company Project) Series 1996, 3.95%,
       4/01/26                                                                    $ 5,500      $  5,500
  Calhoun County IDRB (Formosa Plastics Corporation
     Project), 3.70%, 11/01/15                                                     28,500        28,500
  Gulf Coast Waste Disposal (Amoco Oil Company),
     3.80%, 5/01/24                                                                 7,400         7,400
  Matagorda County Navigation District No. 1
     Revenue (Houston Light & Power Company),
       3.75%, 11/01/28                                                             12,700        12,700
  Red River Authority Texas PCRB (Southwestern
     Public Service), 3.65%, 7/01/16                                                5,000         5,000
  Texas HFA (North Texas Pooled Health)
     Series 1985B, 3.70%, 8/01/25                                                  10,300        10,300
-------------------------------------------------------------------------------------------------------
                                                                                                 69,400
-------------------------------------------------------------------------------------------------------

VIRGINIA                                                                6.85%
  Arlington County (Ballston Public
     Parking), 3.70%, 8/01/17                                                       3,450         3,450
  Botetourt County IDRB (Emkay Holdings LLC
     Project), 3.65%, 10/01/05                                                      2,700         2,700
  Capital Regional Airport Commission (Richmond
     International Airport Project) Series 1995C,
       3.65%, 7/01/23                                                               4,000         4,000
  Hampton Roads Regional Jail Authority Regional Jail
     Facility Series 1996B, 3.60%, 7/01/16                                          6,500         6,500
  Hanover County IDRB (Carter Machinery),
     3.70%, 11/01/98                                                                  500           500
  Louisa County IDRB Pooled Financing Virginia
     Municipal Bond Fund, 3.70%, 1/01/20                                            7,500         7,500
  Lynchburg IDA (VHA Mid-Atlantic) Series G,
     3.65%, 12/01/25                                                                  500           500
  Newport News MFHB (Newport- Oxford Project), 3.75%,
     11/01/06                                                                       9,700         9,700
  Peninsula Port Authority Port Facility (Shell), 3.75%,
     12/01/05                                                                       5,500         5,500
  Richmond Public Utilities, Revenue Notes Series A,
     3.75%, 6/30/01                                                                 5,000         5,000

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1997
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (b) (CONTINUED)

VIRGINIA (CONTINUED)
  Spotsylvania City IDA Residential Care Facilities
     (Chancellor Village Project), 3.70%, 10/01/20                                $ 4,684      $  4,684
  Tazewell County IDRB (Coal Fillers, Inc.),
     3.85%, 1/01/03                                                                   900           900
-------------------------------------------------------------------------------------------------------
                                                                                                 50,934
-------------------------------------------------------------------------------------------------------

WASHINGTON                                                              0.74%
  Port of Seattle Washington Sub-Lien
     Revenue Bonds Series 1997, 3.65%, 9/01/22                                      5,500         5,500
-------------------------------------------------------------------------------------------------------

WEST VIRGINIA                                                           0.73%
  West Virginia State Hospital (VHA Midatlantic)
     Series G, 3.70%, 12/01/25                                                      5,400         5,400
-------------------------------------------------------------------------------------------------------

WYOMING                                                                 0.54%
  Sweetwater County PCRB (Pacific Corporation
     Project) Series A, 3.65%, 7/01/15                                              4,000         4,000
-------------------------------------------------------------------------------------------------------

TOTAL VARIABLE RATE TAX-EXEMPT DEMAND SECURITIES                                                409,169
-------------------------------------------------------------------------------------------------------

OTHER TAX-EXEMPT SECURITIES                                     42.88%

CALIFORNIA                                                              2.98%
  Butte County Office of Education TRANS,
     4.50%, 7/31/98                                                                10,000        10,060
  Los Angeles County TRANS Series A,
     4.50%, 6/30/98                                                                12,000        12,069
-------------------------------------------------------------------------------------------------------
                                                                                                 22,129
-------------------------------------------------------------------------------------------------------

FLORIDA                                                                 0.94%
  Putnam County Development Authority
     (Seminole Electric) Series 1984, 3.60%, 12/15/97                               7,000         7,000
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1997
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)

ILLINOIS                                                                2.56%
  Chicago Illinois GO Tender Note,
     3.55%, 10/31/97                                                              $19,000      $ 19,000
-------------------------------------------------------------------------------------------------------

INDIANA                                                                 1.08%
  Jasper County PCRB (Northern Indiana
     Public Services) Series D, 3.70%, 8/11/97                                      8,000         8,000
-------------------------------------------------------------------------------------------------------

KANSAS                                                                  0.13%
  Burlington PCRB (Kansas City Power & Light)
     Series 1987A, 3.65%, 8/11/97                                                   1,000         1,000
-------------------------------------------------------------------------------------------------------

KENTUCKY                                                                1.06%
  Pulaski County Solid Waste Disposal Project
     (East Kentucky Power) Series B, 3.55%, 8/15/97                                 7,900         7,900
-------------------------------------------------------------------------------------------------------

LOUISIANA                                                               1.68%
  Plaquemines Port Harbor and Terminal (Electro
     Coal Transfer) Series C, 3.80%, 8/01/97                                        6,500         6,500
  Parish of West Baton Rouge Industrial District No. 3 (Dow
     Chemical) Series 1985, 3.75%,
       10/22/97                                                                     6,000         6,000
-------------------------------------------------------------------------------------------------------
                                                                                                 12,500
-------------------------------------------------------------------------------------------------------

MASSACHUSETTS                                                           0.67%
  Massachusetts Port Authority TECP
     Series 1996, 3.80%, 10/10/97                                                   5,000         5,000
-------------------------------------------------------------------------------------------------------

MARYLAND                                                                0.54%
  Baltimore County Metropolitan District TECP
     Series 1995, 3.50%, 8/06/97                                                    4,000         4,000
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1997
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)

MICHIGAN                                                                1.76%
  Michigan Municipal Bond Authority
     Series 1996D, 4.50%, 9/19/97                                                 $ 3,000      $  3,002
  Michigan Municipal Bond Authority
     Series 1997B, 4.50%, 7/02/98                                                  10,000        10,062
-------------------------------------------------------------------------------------------------------
                                                                                                 13,064
-------------------------------------------------------------------------------------------------------

NEW JERSEY                                                              0.78%
  Parsippany-Troy Hills Township
     BANS, 4.25%, 10/31/97                                                          5,770         5,778
-------------------------------------------------------------------------------------------------------

NEW YORK                                                                0.73%
  Nassau County BANS Series A, 4.25%, 8/15/97                                       5,400         5,401
-------------------------------------------------------------------------------------------------------

NORTH CAROLINA                                                          2.21%
  North Carolina Eastern Municipal Power Agency
     Series B, 3.80%, 8/12/97                                                      10,000        10,000
  North Carolina Municipal Power Agency No. 1
     (Catawba Project), 3.80%, 8/13/97                                              6,448         6,448
-------------------------------------------------------------------------------------------------------
                                                                                                 16,448
-------------------------------------------------------------------------------------------------------

OHIO                                                                    0.57%
  Ohio Air Quality Development (USX
     Corporation Project) Series 1995, 3.45%, 8/05/97                               4,230         4,230
-------------------------------------------------------------------------------------------------------

OREGON                                                                  0.36%
  Clackamas County Hospital Facility (Kaiser
     Permanente), 3.55%, 10/01/97                                                   2,700         2,700
-------------------------------------------------------------------------------------------------------

PUERTO RICO                                                             0.67%
  Puerto Rico GDB TECP, 3.70%, 8/06/97                                              5,000         5,000
-------------------------------------------------------------------------------------------------------

SOUTH CAROLINA                                                          1.34%
  York County PCRB (NC Electric Project)
     Series 84N-3, 3.55%, 9/15/97                                                  10,000        10,000
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1997
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)

TENNESSEE                                                               0.40%
  Tennessee HDA (Home Ownership
     Project) Issue I, 3.75%, 2/19/98                                             $ 3,000      $  3,000
-------------------------------------------------------------------------------------------------------

TEXAS                                                                  11.26%
  Brazes Harbor IDB (Dow Chemical Company
     Project) Series 1996, 3.80%, 10/23/97                                          3,700         3,700
  City of Houston TECP Series B, 3.80%, 8/01/97                                     7,000         7,000
  Lower Colorado River Authority TECP
     Series D, 3.60%, 8/05/97                                                       8,000         8,000
  Lower Colorado River Authority TECP
     Series B, 3.65%, 10/07/97                                                      8,000         8,000
  Plano Texas Health Facilities (Children's &
     Presbyterian), 3.75%, 10/21/97                                                 7,000         7,000
  San Antonio Electric & Gas Systems TECP
     Series A, 3.75%, 8/11/97                                                       6,300         6,300
  San Antonio Electric & Gas Systems TECP
     Series A, 3.80%, 9/10/97                                                       4,600         4,600
  San Antonio Electric & Gas Systems TECP
     Series A, 3.75%, 9/18/97                                                      10,000        10,000
  State of Texas TRANS, 4.75%, 8/29/97                                             27,115        27,137
  Texas A & M Permanent University Fund
     Series B, 3.75%, 10/28/97                                                      2,000         2,000
-------------------------------------------------------------------------------------------------------
                                                                                                 83,737
-------------------------------------------------------------------------------------------------------

UTAH                                                                    2.15%
  Intermountain Power Agency Power Supply
     Revenue Bonds Series F, 3.80%, 6/15/98                                         5,000         5,000
  Utah County Environmental Improvement (USX
     Corporation) Refunding Series 1995, 3.45%,
       8/05/97                                                                      6,000         6,000
  State of Utah GO Highway TECP Series 1997B,
     3.80%, 10/07/97                                                                5,000         5,000
-------------------------------------------------------------------------------------------------------
                                                                                                 16,000
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1997
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
VIRGINIA                                                                6.11%
  Chesterfield County IDA Series 1987B (VEPCO),
     3.85%, 8/13/97                                                               $ 1,000      $  1,000
  Chesterfield County IDA Series 1987B (VEPCO),
     3.85%, 11/21/97                                                                5,000         5,000
  Fairfax County Series B, 6.10%, 4/01/98                                             700           715
  Fairfax County (Inova Health Systems)
     Series 1993B, 3.70%, 9/10/97                                                   1,700         1,700
  Falls Church IDRB (Kaiser Permanente
     Medical Center), 3.80%, 11/01/97                                                 500           500
  Newport News GO Series E, 7.25%, 1/01/98                                          1,000         1,015
  Richmond Redevelopment Housing Authority
     Series 1997 A & B, 4.63%, 8/28/97                                              7,500         7,500
  Virginia HDA Commonwealth Mortgage
     Series C-C, 3.80%, 6/10/98                                                     5,000         5,000
  Virginia HDA Commonwealth Mortgage
     Series H-H, 3.84%, 4/16/98                                                    15,000        15,002
  York County IDA PCRB (VEPCO),
     3.75%, 8/14/97                                                                 3,000         3,000
  York County IDA PCRB (VEPCO),
     3.80%, 10/08/97                                                                5,000         5,000
-------------------------------------------------------------------------------------------------------
                                                                                                 45,432
-------------------------------------------------------------------------------------------------------
WISCONSIN                                                               2.02%
  City of Milwaukee, Short-Term School Order Notes
     Series 1996B, 4.25%, 8/21/97                                                   5,000         5,001
  Milwaukee, RANS Series A, 4.25%, 2/19/98                                         10,000        10,034
-------------------------------------------------------------------------------------------------------
                                                                                                 15,035
-------------------------------------------------------------------------------------------------------
WEST VIRGINIA                                                           0.54%
  West Virginia HDA Interim Financing Notes
     Series 1997B, 3.80%, 10/31/97                                                  2,995         2,995
  West Virginia HDA GO Notes
     Series 1997A, 3.90%, 6/18/98                                                   1,000         1,000
-------------------------------------------------------------------------------------------------------
                                                                                                  3,995
-------------------------------------------------------------------------------------------------------
WYOMING                                                                 0.34%
  Lincoln City PCRB, (Pacific Corp
     Project) Series 1991, 3.75%, 10/20/97                                          2,550         2,550
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1997
(IN THOUSANDS)

                                                                 PERCENT OF                     VALUE
                                                                 NET ASSETS       SHARES       (NOTE 2)
-------------------------------------------------------------------------------------------------------

TOTAL OTHER TAX-EXEMPT SECURITIES                                                              $318,899
-------------------------------------------------------------------------------------------------------

OTHER                                                                   1.63%
  AIM-TFIC Institutional, 3.56%, 8/01/97                                            5,067         5,067
  PNC Municash, 3.63%, 8/01/97                                                      7,066         7,066
-------------------------------------------------------------------------------------------------------
TOTAL OTHER                                                                                      12,133
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $740,201) (C)                                  99.54%                   740,201
-------------------------------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES                                           0.46%                     3,413
-------------------------------------------------------------------------------------------------------

NET ASSETS                                                            100.00%                  $743,614
-------------------------------------------------------------------------------------------------------

SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1997
(IN THOUSANDS)

                                                                        PERCENT OF      PRINCIPAL      VALUE
                                                                        NET ASSETS       AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------------------------------------

VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (b)                                                       44.33%

  ABAG Finance Authority 1993 C.O.P.,
     (Lucile Slater Packard Children's Hospital), 3.35%,
       8/01/23                                                                           $ 3,300      $ 3,300
  Anaheim C.O.P. 1993 Refunding Project,
     3.35%, 8/01/19                                                                        3,800        3,800
  CA HFA Revenue Bond (Adventist Health)
     Series A, 3.30%, 8/01/21                                                              3,500        3,500
  CA PCRB (OMS Equity Stanislaus Project),
     3.60%, 12/01/17                                                                       1,000        1,000
  CA PCRB (Contra Costa Waste Service) Series A,
     3.45%, 12/01/10                                                                       2,000        2,000
  CA PCRB (Sanger Project) Series A,
     3.40%, 9/01/20                                                                        3,000        3,000
  CA PCRB Solid Waste Disposal (Western Waste)
     Series A, 3.48%, 12/01/00                                                             2,200        2,200
  CA Statewide Community Development (Veriflo Corp.),
     3.60%, 4/01/11                                                                        2,025        2,025
  Chula Vista IDRB (San Diego Gas & Electric),
     3.60%, 12/01/21                                                                       1,400        1,400
  Corona MFHB (Country Hills Project) Series B,
     3.30%, 2/01/20                                                                        3,000        3,000
  Fremont MFHB (Creekside Village Apartments)
     Series D, 3.35%, 9/01/07                                                              3,000        3,000
  Irvine Public Facilities Capital Improvement,
     3.35%, 11/01/10                                                                       3,400        3,400
  Los Angeles County Pension Obligation Series C,
     3.35%, 6/30/07                                                                        3,900        3,900
  Redlands C.O.P. (Sewer Facilities),
     3.40%, 9/01/17                                                                        1,110        1,110
  San Francisco City & County MFHB
     (Rincon Center Project) Series B, 3.35%, 12/01/06                                     1,010        1,010
  Southern California Public Power Authority Power Project Revenue
     Bonds 1996 Series C, 3.35%, 7/01/17                                                   2,000        2,000
--------------------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE TAX-EXEMPT SECURITIES                                                              39,645
--------------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1997
(IN THOUSANDS)

                                                                                        SHARES OR
                                                                        PERCENT OF      PRINCIPAL      VALUE
                                                                        NET ASSETS       AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------------------------------------

OTHER TAX-EXEMPT SECURITIES                                            49.28%

  Butte County Office of Education TRANS,
     4.50%, 7/31/98                                                                      $ 2,000      $ 2,012
  CA Department of Water TECP Series I,
     3.55%, 9/30/97                                                                        2,000        2,000
  CA PCRB (Dow Chemical) Series 1985,
     3.65%, 8/19/97                                                                        2,500        2,500
  CA PCRB (Pacific Gas & Electric)
     Series 1996D, 3.75%, 8/01/97                                                          3,000        3,000
  CA PCRB (Pacific Gas & Electric)
     Series 1996D, 3.60 %, 8/14/97                                                         2,000        2,000
  CA State GO TECP, 3.60%, 8/11/97                                                         2,500        2,500
  City of San Diego IDRB (San Diego Gas & Electric)
     Series 1995A, 3.65%, 8/01/97                                                          2,000        2,000
  Los Angeles County Metropolitan Transportation Sales Tax Revenue
     Notes, 3.75%, 10/10/97                                                                2,000        2,000
  Los Angeles County Metropolitian Transportation Authority TECP
     Series A, 3.45%, 8/07/97                                                              4,000        4,000
  Los Angeles County TRANS Series A, 4.50%, 6/30/98                                        3,000        3,017
  Los Angeles USD TRANS Series B, 4.50%, 9/30/97                                           4,000        4,007
  Puerto Rico GDB TECP, 3.70%, 8/06/97                                                     3,000        3,000
  Sacremento Municipal Utilities,
     3.55%-3.60%, 8/07/97-9/19/97                                                          5,000        5,000
  San Mateo USD TRANS, 4.50%, 7/10/98                                                      4,000        4,023
  Ventura County TRANS 1997, 4.50%, 7/01/98                                                3,000        3,017
--------------------------------------------------------------------------------------------------------------
TOTAL OTHER TAX-EXEMPT SECURITIES                                                                      44,076
--------------------------------------------------------------------------------------------------------------

OTHER                                                                   3.24%
  California Money Fund, 3.25%, 8/01/97                                                    2,896        2,896
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $86,617) (C)                                   96.85%                          86,617
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                                           3.15%                           2,815
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            100.00%                         $89,432
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
NEW YORK TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1997
(IN THOUSANDS)

                                                                        PERCENT OF      PRINCIPAL      VALUE
                                                                        NET ASSETS       AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------------------------------------

VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (b)                                                       66.27%

  NY City GO Bonds 1995 Series B, B-5, 3.75%, 8/15/18                                    $   200      $   200
  NY City GO Series B, B-5, 3.60%, 8/15/22                                                   300          300
  NY City Health & Hospital (Health Systems) Series A, 3.50%,
     2/15/26                                                                                 400          400
  NY City Housing Development (East 17th Street Property) Series
     1993A, 3.70%, 1/01/23                                                                   400          400
  NY City Municipal Water Finance Authority Series G, 3.75%,
     6/15/24                                                                                 200          200
  NY City Housing Development MFHB (Columbus Apartments) Series A,
     3.45 %, 3/15/25                                                                         300          300
  NY City Housing Development (Columbus Gardens Project) Series
     1993A, 3.55%, 2/01/07                                                                   200          200
  NY City Housing Development MFHB (Tribeca Towers) Series A,
     3.55%, 12/15/24                                                                         300          300
  NY City Cultural Resource Revenue (American Museum of Natural
     History) Series B, 3.60%, 4/01/21                                                       300          300
  NY State Dormitory Authority (Metropolitan Museum
     of Art) Series A, 3.50%, 7/01/15                                                        300          300
  NY State Energy PCRB (Niagara Mohawk Power), 3.75%, 12/01/23                               400          400
  NY State Energy Electric Facility (LILCO) Series B, 3.65%,
     11/01/23                                                                                400          400
  NY State Energy Research & Development PCRB,
     (NY State Electric & Gas) Series C, 3.45%, 6/01/29                                      300          300
  NY State Housing (Liberty View Apartments)
     Series 1985A, 3.60%, 11/01/05                                                           100          100
  NY State Housing Finance Agency (Normandie Court I Project),
     3.50%, 5/15/15                                                                          300          300
  NY State (LGAC) Series 1994B, 3.50%, 4/01/23                                               400          400
  NY State (LGAC) Series C, 3.55%, 4/01/25                                                   400          400
  NY State (LGAC) Series G, 3.65%, 4/01/25                                                   300          300
  NY State Medical Care (Pooled Equipment Loan Program II) Series
     A, 3.65%, 11/01/03                                                                      300          300
  NY State Medical Care (Pooled Equity Loan Program 1), 3.60%,
     11/01/15                                                                                200          200
  NY State Thruway Authority Bonds, 3.75%, 1/01/24                                           500          500
  Niagara Falls Toll Revenue Series A, 3.60%, 10/01/19                                       300          300


CASH RESOURCE TRUST
NEW YORK TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1997
(IN THOUSANDS)

                                                                                        SHARES OR
                                                                        PERCENT OF      PRINCIPAL      VALUE
                                                                        NET ASSETS       AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------------------------------------

VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (b) (CONTINUED)

  Port Authority of NY and NJ (Versatile Structure Obligation)
     Series 1996, 3.65%, 6/01/20                                                         $   400      $   400
  St. Lawrence County NY IDA (Reynolds Metals)
     Series 1985, 3.75%, 12/01/07                                                            200          200
  Suffolk County Water Authority BANS, 3.65%, 2/08/01                                        300          300
  Triborough Bridge and Tunnel Authority Special Obligation,
     3.60%, 1/01/24                                                                          300          300
--------------------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE TAX-EXEMPT DEMAND SECURITIES                                                        8,000
--------------------------------------------------------------------------------------------------------------

OTHER TAX-EXEMPT SECURITIES                                            24.89%

  Nassau County BANS Series A, 4.25%, 8/15/97                                                300          300
  NY Dormitory Authority (Sloan Kettering Cancer Center) Series
     1989B, 3.55%, 10/16/97                                                                  500          500
  NY Dormitory Authority (Sloan Kettering Cancer Center) Series
     1989C, 3.75%, 8/01/97                                                                   300          300
  NY State BANS TECP Series S, 3.75%, 8/14/97                                                300          300
  NY State Environmental Solid Waste Disposal
     (GE Project) Series 1992A, 3.65%, 8/22/97                                               300          300
  NY City GO TECP Series J, J-2, 3.70%, 8/13/97                                              300          300
  Sachem CSD (Holbrook) 1997-98 TANS, 4.25%, 6/25/98                                         300          301
  Westchester County TANS, 3.49%, 12/11/97                                                   300          300
  Williamsville CSD GO Bond, 6.50%, 12/01/97                                                 400          404
--------------------------------------------------------------------------------------------------------------
TOTAL OTHER TAX-EXEMPT SECURITIES                                                                       3,005
--------------------------------------------------------------------------------------------------------------

OTHER                                                                   8.86%
  PNC Municash, 3.34%, 8/01/97                                                             1,069        1,069
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $12,074) (C)                                  100.02%                          12,074
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                                          (0.02%)                             (3)
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            100.00%                         $12,071
--------------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
JULY 31, 1997
(IN THOUSANDS)
--------------------------------------------------------------------------------

INVESTMENT ABBREVIATIONS:

BANS - Bond Anticipation Notes
C.O.P. - Certificate Of Participation
CA - California
CSD - Consolidated School District
DFA - Development Finance Authority
EDA - Environmental Development Authority
GDB - Government Development Bank
GO - General Obligation
HDA - Housing Development Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDB - Industrial Development Bond
IDRB - Industrial Development Revenue Bond
LGAC - Local Government Assistance Corporation
MFHB - Multi-Family Housing Bond
NJ - New Jersey
NY - New York
PCRB - Pollution Control Revenue Bond
PFA - Public Finance Authority
RANS - Revenue Anticipation Notes
TANS - Tax Anticipation Notes
TECP - Tax-Exempt Commercial Paper
TRANS - Tax and Revenue Anticipation Notes
USD - Unified School District

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates disclosed represent annualized yield to date of maturity, except for floating rate securities described in (b).

(a) These are securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to section 4(2) of the Securites Act of 1933, as amended. These securities have been determined to be liquid under guidelines that have been established by the Board of Trustees.

(b) Floating Rate Securities -- The rates shown are the effective rates at July 31, 1997.

(c) For each security, cost (for financial reporting and federal income tax purposes) and carrying value are substantially the same.

(d) The repurchase agreement is deemed illiquid because it can not be resold within seven business days from July 31, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 1997
(IN THOUSANDS)

                                                                                  California    New York
                                                           U.S.         Tax-         Tax-         Tax-
                                                        Government     Exempt       Exempt       Exempt
                                            Money         Money        Money        Money        Money
                                            Market        Market       Market       Market       Market
                                             Fund          Fund         Fund         Fund         Fund
--------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at amortized cost
     (Note 2)
     Investment securities                $2,513,823    $1,574,008    $740,201     $ 86,617     $12,074
     Repurchase agreements                   417,990     1,348,054           -            -           -
--------------------------------------------------------------------------------------------------------
     Total investments                     2,931,813     2,922,062     740,201       86,617      12,074
  Receivables
     Interest receivable                      11,656         6,148       5,129          404          51
     Shares of the portfolio sold              6,590           281         313           11           -
     Investments sold                              -             -           -        2,701           -
  Organizational cost (Note 2)                    38           174          35            8           2
  Other                                          106             -           -            -           -
--------------------------------------------------------------------------------------------------------
     Total assets                          2,950,203     2,928,665     745,678       89,741      12,127
--------------------------------------------------------------------------------------------------------

LIABILITIES
  Payables
     Dividends                                 6,198         6,123         976          109          14
     Shares of the portfolio redeemed          1,626         3,377       1,039          159          13
     Accrued distribution fee
       (Note 3)                                   10            37           -            -           -
     Accrued expenses and other
       liabilities                               764           417          49           41          29
--------------------------------------------------------------------------------------------------------
     Total liabilities                         8,598         9,954       2,064          309          56
--------------------------------------------------------------------------------------------------------
NET ASSETS                                $2,941,605    $2,918,711    $743,614     $ 89,432     $12,071
--------------------------------------------------------------------------------------------------------

  Shares outstanding                       2,941,635     2,918,704     743,617       89,432      12,071
  Net asset value per share               $     1.00    $     1.00    $   1.00     $   1.00     $  1.00
--------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED JULY 31, 1997
(IN THOUSANDS)

                                                                               California    New York
                                                         U.S.        Tax-         Tax-         Tax-
                                                      Government    Exempt       Exempt       Exempt
                                           Money        Money        Money       Money        Money
                                           Market       Market      Market       Market       Market
                                            Fund         Fund        Fund        Fund*        Fund*
-----------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                $120,023     $131,004     $22,237      $1,891        $177
-----------------------------------------------------------------------------------------------------

EXPENSES
  Distribution fee (Note 3)                  8,221        9,126       2,039         181          25
  Management fee (Note 3)                    4,041        4,470       1,326         121          11
  Transfer agent fee (Note 3)                4,509        4,126         407          43           -
  Custodian and accounting fees (Note 3)       691          713         214          23           7
  Shareholder reports                          424          397          41           6           1
  Registration fees                            632          282         278          32           7
  Professional fees                            124          125          35           3           -
  Organizational expenses                       27          127          31           1           -
  Directors' fees                               14           15           4           -           -
  Other                                         42           43          11           1           -
-----------------------------------------------------------------------------------------------------
     Total expenses                         18,725       19,424       4,386         411          51
-----------------------------------------------------------------------------------------------------
Deduct
  Waiver of management fee                       -            -           -           -           6
  Waiver of distribution fee                     -            -           -           -           6
-----------------------------------------------------------------------------------------------------
Net expenses                                18,725       19,424       4,386         411          39
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                      101,298      111,580      17,851       1,480         138
-----------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
     investments sold                          (30)          60           -           -           -
-----------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                         $101,268     $111,640     $17,851      $1,480        $138
-----------------------------------------------------------------------------------------------------

*For the period from December 9, 1996 (commencement of operations) to July 31, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                         Money Market
                                                                                             Fund
                                                                                  ---------------------------
                                                                                     Year             Year
                                                                                     Ended           Ended
                                                                                    7/31/97         7/31/96
-------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
OPERATIONS
  Net investment income                                                           $   101,298      $   25,677
  Net realized gain (loss) on investments sold                                            (30)              -
-------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations                           101,268          25,677

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                                              (101,298)        (25,677)
  Net realized gain on investments                                                          -               -
-------------------------------------------------------------------------------------------------------------
       Net decrease from distributions                                               (101,298)        (25,677)
-------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE)
  Net proceeds from sale of shares                                                 11,609,162       3,001,684
  Reinvestment of distributions                                                        96,439          25,161
  Cost of shares redeemed                                                          (9,410,466)     (2,803,002)
-------------------------------------------------------------------------------------------------------------
       Net change in net assets resulting from capital share transactions           2,295,135         223,843
-------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                          2,295,105         223,843

NET ASSETS
  Beginning of period                                                                 646,500         422,657
-------------------------------------------------------------------------------------------------------------
  End of period                                                                   $ 2,941,605      $  646,500
-------------------------------------------------------------------------------------------------------------

*For the period from December 9, 1996 (commencement of operations) to July 31, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               California      New York
                                                               Tax-Exempt     Tax-Exempt
       U.S. Government                  Tax-Exempt               Money          Money
        Money Market                   Money Market              Market         Market
            Fund                           Fund                   Fund           Fund
 ---------------------------     -------------------------     ----------     ----------
    Year            Year            Year           Year          Period         Period
    Ended           Ended          Ended          Ended          Ended          Ended
   7/31/97         7/31/96        7/31/97        7/31/96        7/31/97*       7/31/97*
----------------------------------------------------------------------------------------

 $   111,580     $    61,080     $   17,851     $    8,184      $  1,480       $    138
          60               -              -              -             -              -
----------------------------------------------------------------------------------------
     111,640          61,080         17,851          8,184         1,480            138

    (111,580)        (61,080)       (17,851)        (8,184)       (1,480)          (138)
           -               -              -              -             -              -
----------------------------------------------------------------------------------------
    (111,580)        (61,080)       (17,851)        (8,184)       (1,480)          (138)
----------------------------------------------------------------------------------------

  11,304,514       5,769,658      2,957,235      1,194,000       336,910         40,518
     108,221          60,634         17,229          8,146         1,372            123
  (9,896,481)     (5,644,585)    (2,521,741)    (1,178,150)     (248,850)       (28,570)
----------------------------------------------------------------------------------------
   1,516,254         185,707        452,723         23,996        89,432         12,071
----------------------------------------------------------------------------------------
   1,516,314         185,707        452,723         23,996        89,432         12,071

   1,402,397       1,216,690        290,891        266,895             -              -
----------------------------------------------------------------------------------------
 $ 2,918,711     $ 1,402,397     $  743,614     $  290,891      $ 89,432       $ 12,071
----------------------------------------------------------------------------------------

CASH RESOURCE TRUST
FINANCIAL HIGHLIGHTS

                                                                      Money Market Fund
                                                    ------------------------------------------------------
                                                       Year          Year         Year          Period
                                                      Ended         Ended        Ended           Ended
                                                     7/31/97       7/31/96      7/31/95        7/31/94*
----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                $    1.000     $  1.000     $  1.000     $       1.000
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                  0.047**      0.050        0.050**           0.020
DISTRIBUTIONS
  Net investment income                                 (0.047)      (0.050)      (0.050)**         (0.020)

----------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $    1.000     $  1.000     $  1.000     $       1.000
----------------------------------------------------------------------------------------------------------

Total Return                                              4.77%        4.91%        4.97%             1.83%(b)
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)            $2,941,605     $646,500     $422,657     $     192,260

Ratio of expenses to average net assets                   0.86%        0.82%        0.82%             0.89%(a)

Ratio of expenses to average net assets excluding
 waivers                                                  0.86%        0.82%        0.82%             0.93%(a)

Ratio of net investment income to average net
 assets                                                   4.67%        4.77%        4.96%             2.96%(a)
--------------------------------------------------------------------------------------------------------------

(a) Annualized.

(b) Total Return for periods less than one year are not annualized.

* For the period from December 20, 1993 (commencement of operations) to July 31, 1994.

** Includes net realized capital gains (losses) which were under $0.001 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

                               U.S. Government
                              Money Market Fund
         ----------------------------------------------------------------
            Year           Year           Year            Period
           Ended          Ended          Ended             Ended
          7/31/97        7/31/96        7/31/95          7/31/94*
-------------------------------------------------------------------------

         $    1.000     $    1.000     $    1.000     $         1.000
              0.046**        0.050          0.050**             0.020
             (0.046)**      (0.050)        (0.050)             (0.020)

-------------------------------------------------------------------------

         $    1.000     $    1.000     $    1.000     $         1.000
-------------------------------------------------------------------------

               4.72%          4.74%          4.82%               1.82%(b)
-------------------------------------------------------------------------

-------------------------------------------------------------------------

         $2,918,711     $1,402,397     $1,216,690     $       907,819

               0.81%          0.93%          0.88%               0.80%(a)

               0.81%          0.93%          0.88%               0.83%(a)

               4.63%          4.63%          4.75%               2.91%(a)
-------------------------------------------------------------------------

CASH RESOURCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           Tax-Exempt
                                                                       Money Market Fund
                                                      ----------------------------------------------------
                                                        Year         Year         Year          Period
                                                       Ended        Ended        Ended           Ended
                                                      7/31/97      7/31/96      7/31/95        7/31/94*
--------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                  $  1.000     $  1.000     $  1.000     $       1.000
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                  0.029        0.030        0.030**           0.010
DISTRIBUTIONS
  Net investment income                                 (0.029)      (0.030)      (0.030)           (0.010)

--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  1.000     $  1.000     $  1.000     $       1.000
--------------------------------------------------------------------------------------------------------------

Total Return                                              2.91%        2.90%        3.05%             1.16%(b)
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)              $743,614     $290,891     $266,895     $     195,702

Ratio of expenses to average net assets                   0.71%        0.76%        0.72%             0.65%(a)

Ratio of expenses to average net assets excluding
 waivers                                                  0.71%        0.76%        0.74%             0.74%(a)

Ratio of net investment income to average net
 assets                                                   2.88%        2.85%        3.01%             1.87%(a)
--------------------------------------------------------------------------------------------------------------

(a) Annualized.

(b) Total Return for periods less than one year are not annualized.

* For the period from December 20, 1993 (commencement of operations) to July 31, 1994.

** Includes net realized capital gains (losses) which were under $0.001 per share.

*** For the period from December 9, 1996 (commencement of operations) to July
    31, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

         California Tax-Exempt                 New York Tax-Exempt
           Money Market Fund                    Money Market Fund
         ---------------------                 -------------------
             Period Ended                         Period Ended
              7/31/97***                           7/31/97***
------------------------------------------------------------------

                $ 1.000                              $ 1.000
                  0.017                                0.018
                 (0.017)                              (0.018)

------------------------------------------------------------------

                $ 1.000                              $ 1.000
------------------------------------------------------------------

                   1.76%(b)                             1.77%(b)
------------------------------------------------------------------

------------------------------------------------------------------

                $89,432                             $ 12,071

                   0.75%(a)                             0.80%(a)

                   0.75%(a)                             1.04%(a)

                   2.70%(a)                             2.77%(a)
------------------------------------------------------------------

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1997

NOTE 1: ORGANIZATION
Cash Resource Trust ("Trust") was organized on June 14, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of five separate diversified funds (hereinafter each individually referred to as a "Fund" or collectively as the "Funds") at July 31, 1997 as follows:

    Cash Resource Trust Money Market Fund ("Money Market Fund")

    Cash Resource Trust U.S. Government Money Market Fund ("U.S. Government
    Fund")

    Cash Resource Trust Tax-Exempt Money Market Fund ("Tax-Exempt Fund")

    Cash Resource Trust California Tax-Exempt Money Market Fund ("California Tax-Exempt Fund")

    Cash Resource Trust New York Tax-Exempt Money Market Fund ("New York Tax-Exempt Fund")

The investment objective of each Fund is to seek current income consistent with preservation of capital and maintenance of liquidity.

The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the Fund in which shares are held.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.

A. Valuation of Securities

Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

B. Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's vault all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

C. Security Transactions and Interest Income

Security transactions for the Funds are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

D. Expenses

Fund specific expenses are charged directly to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

E. Fund Share Valuation and Dividends to Shareholders

Fund shares are sold and redeemed on a continual basis at net asset value. The net asset value per share (NAV) of each Fund is determined twice each day, as of 12:00 noon and as of the close of regular trading on the New York Stock Exchange. Each Fund determines its NAV by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. Each Fund declares a daily dividend, equal to its net investment income for that day and payable at month end. Distributions from net realized capital gains, if any, are paid annually.

F. Federal Income Taxes

No provision for federal income taxes has been made since it is each Fund's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

G. Organizational Cost

Costs incurred by the Trust in connection with its organization costs were deferred by the Funds and are being amortized on a straight-line basis over a five year period.

NOTE 3: INVESTMENT MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGEMENT AGREEMENT

Mentor Investment Advisors, LLC ("Mentor Advisors") the Funds' investment advisor provides investment advisory services to each of the Funds. Mentor Advisors is a wholly-owned subsidiary of Mentor Investment Group, LLC ("Mentor") which is in turn a subsidiary of Wheat First Butcher Singer, Inc., ("Wheat"). EVEREN Capital Corporation has a 20% ownership in Mentor.

Each Fund pays management fees to Mentor Advisors monthly at the following annual rates, expressed as a percentage of average daily net assets: 0.22% of the first $500 million of each Fund's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

Mentor Advisors may from time to time voluntarily waive some or all of its investment advisory fee and may terminate any such voluntary waiver at any time at its sole discretion. For the period ended July 31, 1997, Mentor Advisors earned the following advisory fees:


                               Adviser     Adviser Fee
                               Fee         Voluntarily
                               Earned         Waived
-------------------------------------------------------
Money Market Fund            $4,040,769     $       -
U.S. Government Fund          4,469,902             -
Tax-Exempt Fund               1,325,585             -
California Tax-Exempt Fund      120,606             -
New York Tax-Exempt Fund         10,938         6,150
-------------------------------------------------------

In addition, the Funds provide direct reimbursement to Mentor for certain accounting, legal and compliance administration, investor relations and operations related costs not covered under the Investment Management Agreement.

For the period ended July 31, 1997, Money Market Fund, U.S. Government Fund, Tax-Exempt Fund, California Tax-Exempt Fund and New York Tax-Exempt Fund paid $166,495, $216,922, $50,912,

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

$3,114 and $312, respectively to Mentor for these direct reimbursements.

DISTRIBUTION AGREEMENT

Under a Distribution Agreement, Mentor Distributors, LLC ("Mentor Distributors") a wholly-owned subsidiary of Mentor, was appointed Distributor for each Fund. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which they pay a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.38% of the Fund's average daily net assets for Money Market Fund, U.S. Government Fund and New York Tax-Exempt Fund and 0.33% of the Fund's average daily net assets for Tax-Exempt Fund and California Tax-Exempt Fund (the plan provides for payments by the New York Tax-Exempt Fund at a rate of up to 0.50%; the Trustees have currently limited payments by this Fund to 0.38% of the Fund's average daily net assets).

In order to compensate selected financial institutions, such as investment dealers and banks through which shares of each Fund are sold ("Financial Institutions") for services provided in connection with sales of shares of each Fund and/or for administrative services and the maintenance of shareholder accounts, Mentor Distributors may make periodic payments (from any amounts received by it under the Plan or from its other resources) to qualifying Financial Institutions based on the average net asset value of shares of a Fund which are attributable to shareholders for whom the Financial Institutions are designated as the Financial Institution of record. Mentor Distributors may make such payments at the annual rate of up to 0.40% of the average net asset value of such shares (0.38% in the case of each New Tax-Exempt Fund and 0.33% in the case of Tax-Exempt Fund and California Tax-Exempt Fund).

TRANSFER AGENT AGREEMENT

Under a Transfer Agency Agreement, Investors Fiduciary Trust Company ("IFTC") serves as Transfer Agent and Dividend Disbursing Agent for each Fund. IFTC in turn compensates Wheat (from IFTC's own assets) for related services provided by Wheat directly to its clients. For the period ended July 31, 1997, Wheat earned fees of $2,251,535, $3,407,010, $308,427, $16,693 and $454 respectively from
Money Market Fund, U.S. Government Fund, Tax-Exempt Fund, California Tax-Exempt Fund and New York Tax-Exempt Fund. IFTC also in turn compensates EVEREN Clearing Corp. ("EVEREN") for transfer related services.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

For the period ending July 31, 1997, EVEREN earned fees of $2,257,900, $719,160, $99,017 and $25,994 respectively from Money Market Fund, U.S. Government Fund, Tax-Exempt Fund and California Tax-Exempt Fund.

SUBSEQUENT EVENT

On August 20, 1997, Wheat announced that a definitive agreement was signed in which Wheat will be acquired by a subsidiary of First Union Corp., in a transaction expected to be consummated in December 1997. Consummation of the acquisition, which is subject to a number of conditions, including regulatory approvals, will result in the termination of the investment advisory agreements between the CRT Funds and Mentor Advisors. The Trustees of CRT will meet to consider new advisory agreements with Mentor Advisors that are substantially the same as the current advisory agreements; will be effective upon consummation of the acquisition; and subject to fund shareholder approval.

NOTE 4: CONCENTRATION OF CREDIT RISK

California Tax-Exempt Fund and New York Tax-Exempt Fund invest in obligations issued by the States of California and New York, respectively, and by their political subdivisions and duly constituted authorities. The issuers' abilities to meet their obligations may be affected by economic and political developments in the States of California and New York. Certain debt obligations held by each of the Funds in the Trust are entitled to the benefits of insurance, standby letter of credit or other guarantees of banks or other financial institutions.

--------------------------------------------------------------------------------

FEDERAL INCOME TAX STATUS--FISCAL 1997 (UNAUDITED)

During the period ended July 31, 1997, the Funds paid the following tax-exempt distributions:

                                                          Tax-Exempt
                                                        Income Dividend
--------------------------------------------------------------------------------
Tax-Exempt Fund                                           $  17,850,831
California Tax-Exempt Fund                                    1,480,310
New York Tax-Exempt Fund                                        137,535

CASH RESOURCE TRUST
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE TRUSTEES
CASH RESOURCE TRUST

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments as of July 31, 1997 of the Cash Resource Trust
(CRT) Money Market Fund, CRT U.S. Government Money Market Fund, CRT Tax-Exempt Money Market Fund, CRT California Tax-Exempt Money Market Fund and CRT New York Tax-Exempt Money Market Fund, (portfolios of Cash Resource Trust), and the related statements of operations for the periods presented on page 27, the statements of changes in net assets for the periods presented on pages 28 and 29 and the financial highlights for the periods presented on pages 30, 31, 32 and
33. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CRT Money Market Fund, CRT U.S. Government Money Market Fund, CRT Tax-Exempt Money Market Fund, CRT California Tax-Exempt Money Market Fund and CRT New York Tax-Exempt Money Market Fund as of July 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for each of the years or periods indicated in the first paragraph above, in conformity with generally accepted accounting principles.

                                                     /s/ KPMG Peat Marwick LLP


Boston, Massachusetts
September 5, 1997